FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 93.6%
	ASSET-BACKED SECURITIES — 41.1%
	AUTO — 6.1%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$932,931
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	704,551
	CarMax Auto Owner Trust
61,000	Series 2020-3, Class C, 1.690%, 4/15/2026	60,146
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,023,201
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	893,623
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,155,205
	Flagship Credit Auto Trust
456,000	Series 2021-4, Class B, 1.490%, 2/15/2027(a)	442,084
1,004,000	Series 2021-2, Class C, 1.270%, 6/15/2027(a)	960,745
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,328,938
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	730,466
	GM Financial Consumer Automobile Receivables Trust
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,430,597
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,084,271
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,173,843
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,451,051
6,307,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	6,346,166
	Hyundai Auto Receivables Trust
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,121,496
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	803,395
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,036,165
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,470,536
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,706,672
	Prestige Auto Receivables Trust
705,000	Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	672,380
	Santander Drive Auto Receivables Trust
3,700,000	Series 2022-2, Class B, 3.440%, 9/15/2027	3,642,940
	Santander Retail Auto Lease Trust
612,000	Series 2022-A, Class B, 1.610%, 1/20/2026(a)	597,215
1,680,000	Series 2022-B, Class B, 3.850%, 3/22/2027(a)	1,651,922
	SFS Auto Receivables Securitization Trust
919,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	928,472
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,857,177
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,568,247

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
	Toyota Auto Receivables Owner Trust
$1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	$1,321,048
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,942,685
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,715,164
	Volkswagen Auto Loan Enhanced Trust
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,164,421
	Westlake Automobile Receivables Trust
3,419,000	Series 2022-1A, Class C, 3.110%, 3/15/2027(a)	3,359,520
	World Omni Auto Receivables Trust
176,000	Series 2020-C, Class C, 1.390%, 5/17/2027	171,329
300,000	Series 2021-B, Class B, 1.040%, 6/15/2027	281,477
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,232,573
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,026,071
1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	1,107,245
		66,095,968
	COLLATERALIZED LOAN OBLIGATION — 8.5%
	ABPCI Direct Lending Fund CLO I LLC
2,944,000	Series 2016-1A, Class E2, 14.310% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	2,943,741
	ABPCI Direct Lending Fund CLO II LLC
3,062,000	Series 2017-1A, Class ER, 13.179% (3-Month Term SOFR+786.161 basis points), 4/20/2032(a),(b)	2,967,495
	ABPCI Direct Lending Fund CLO XI LP
2,000,000	Series 2022-11A, Class E, 15.020% (3-Month Term SOFR+970 basis points), 10/27/2034(a),(b)	2,010,068
	ABPCI Direct Lending Fund LP
678,000	Series 2020-10A, Class A1A, 7.529% (3-Month Term SOFR+221.161 basis points), 1/20/2032(a),(b)	678,028
	Barings Middle Market CLO Ltd.
1,460,000	Series 2021-IA, Class D, 14.230% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,459,794
	BlackRock Maroon Bells CLO XI LLC
5,263,000	Series 2022-1A, Class E, 14.814% (3-Month Term SOFR+950 basis points), 10/15/2034(a),(b)	5,289,294
	BTC Offshore Holdings Fund
1,279,875	8.229%, 10/20/2029(b),(c),(d)	1,279,875
	Cerberus Loan Funding LLC
901,000	Series 2023-1A, Class A, 7.714% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	908,668
5,057,000	Series 2023-2A, Class A1, 7.864% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,164,128
5,734,000	Series 2023-4A, Class A, 7.822% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,833,754

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued) ASSET-BACKED SECURITIES (Continued) COLLATERALIZED LOAN OBLIGATION (Continued)
	Cerberus Loan Funding XXVIII LP
$2,236,000	Series 2020-1A, Class D, 10.876% (3-Month Term SOFR+556.161 basis points), 10/15/2031(a),(b)	$2,236,262
	Cerberus Loan Funding XXXIX LP
3,600,000	Series 2022-3A, Class C, 10.564% (3-Month Term SOFR+525 basis points), 1/20/2033(a),(b)	3,637,584
	Fortress Credit Opportunities IX CLO Ltd.
8,814,000	Series 2017-9A, Class ER, 13.636% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,647,248
	Fortress Credit Opportunities Ltd.
5,645,000	Series 2017-9A, Class A1TR, 7.126% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	5,629,629
	Golub Capital Partners CLO 38M Ltd.
1,993,000	Series 2018-38A, Class C, 8.379% (3-Month Term SOFR+306.161 basis points), 7/20/2030(a),(b)	1,979,786
	Golub Capital Partners CLO 67M Ltd.
4,000,000	Series 2023-67A, Class D, 11.814% (3-Month Term SOFR+650 basis points), 5/9/2036(a),(b)	4,071,172
	Golub Capital Partners Ltd.
1,429,000	Series 2019-45A, Class B1, 8.129% (3-Month Term SOFR+281.161 basis points), 10/20/2031(a),(b)	1,429,043
4,361,000	Series 2023-67A, Class A1, 7.814% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,386,433
5,388,000	Series 2019-46A, Class A1R, 7.127% (30-Day SOFR Average+180 basis points), 4/20/2037(a),(b)	5,388,000
	Ivy Hill Middle Market Credit Fund IX Ltd.
6,250,000	Series 9A, Class ERR, 13.536% (3-Month Term SOFR+822 basis points), 4/23/2034(a),(b)	6,092,706
	Ivy Hill Middle Market Credit Fund XII Ltd.
1,086,000	Series 12A, Class DR, 13.749% (3-Month Term SOFR+843.161 basis points), 7/20/2033(a),(b)	1,070,237
	Ivy Hill Middle Market Credit Fund XVIII Ltd.
3,766,000	Series 18A, Class E, 13.329% (3-Month Term SOFR+801.161 basis points), 4/22/2033(a),(b)	3,656,270
	Ivy Hill Middle Market Credit Fund XX Ltd.
5,120,000	Series 20A, Class E, 15.318% (3-Month Term SOFR+1,000 basis points), 4/20/2035(a),(b)	5,181,891
	Lake Shore MM LLC
524,235	Series 2019-2A, Class A2R, 2.525%, 10/17/2031(a)	501,856
	Owl Rock CLO III Ltd.
800,000	Series 2020-3A, Class A1L, 7.379% (3-Month Term SOFR+206.161 basis points), 4/20/2032(a),(b)	799,951

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	COLLATERALIZED LOAN OBLIGATION (Continued)
	Parliament CLO II Ltd.
$2,646,000	Series 2021-2A, Class D, 9.281% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	$2,543,356
	TCP Waterman CLO LLC
2,429,000	Series 2017-1A, Class ER, 13.741% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	2,392,718
	VCP CLO II Ltd.
4,460,000	Series 2021-2A, Class E, 13.986% (3-Month Term SOFR+867.161 basis points), 4/15/2031(a),(b)	4,460,388
		92,639,375
	CREDIT CARD — 2.7%
	American Express Credit Account Master Trust
6,995,000	Series 2023-2, Class A, 4.800%, 5/15/2030	7,007,189
8,994,000	Series 2023-4, Class A, 5.150%, 9/15/2030	9,145,057
	Chase Issuance Trust
4,798,000	Series 2023-A2, Class A, 5.080%, 9/15/2030	4,849,200
8,883,000	Series 2024-A2, Class A, 4.630%, 1/15/2031	8,850,246
		29,851,692
	EQUIPMENT — 11.4%
	ARI Fleet Lease Trust
644,000	Series 2022-A, Class A3, 3.430%, 1/15/2031(a)	630,459
	Avis Budget Rental Car Funding AESOP LLC
607,000	Series 2019-3A, Class A, 2.360%, 3/20/2026(a)	592,529
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,060,193
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,549,176
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,084,480
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,713,671
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,736,686
7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030	7,406,403
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	564,554
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	637,818
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,835,053
	Coinstar Funding LLC
2,483,248	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,201,080
	Dell Equipment Finance Trust
1,139,000	Series 2022-1, Class C, 2.940%, 8/23/2027(a)	1,126,736
	Enterprise Fleet Financing LLC
2,419,000	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	2,398,921
760,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	739,480
2,522,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	2,534,319

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	$1,612,500
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,840,887
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,839,187
	Ford Credit Floorplan Master Owner Trust A
9,814,000	Series 2018-4, Class A, 4.060%, 11/15/2030	9,440,519
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,156,095
3,737,000	Series 2024-2A, Class A, 5.060%, 3/17/2031(a)	3,756,643
	GreatAmerica Leasing Receivables
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,641,722
	Helios Issuer LLC
775,512	Series 2023-GRID1, Class 1A, 5.750%, 12/20/2050(a)	788,102
	Hertz Vehicle Financing LLC
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,182,389
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,195,982
6,142,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	5,862,243
3,379,000	Series 2023-4A, Class A, 6.150%, 3/25/2030(a)	3,494,635
	HPEFS Equipment Trust
718,000	Series 2022-2A, Class B, 4.200%, 9/20/2029(a)	707,364
416,000	Series 2022-2A, Class C, 4.430%, 9/20/2029(a)	408,952
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,359,897
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,192,867
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,678,892
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,348,634
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	869,260
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,020,845
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,611,485
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	653,796
1,849,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	1,848,369
	NextGear Floorplan Master Owner Trust
4,685,000	Series 2022-1A, Class A2, 2.800%, 3/15/2027(a)	4,563,279
	Verizon Master Trust
2,555,000	Series 2022-4, Class B, 3.640%, 11/20/2028	2,497,204
663,000	Series 2022-4, Class C, 3.890%, 11/20/2028	649,614
6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	6,170,791
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,263,009
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,276,326
		124,743,046

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER — 12.4%
	ABPCI Direct Lending Fund ABS I Ltd.
$2,848,251	Series 2020-1A, Class B, 4.935%, 12/20/2030(a)	$2,685,718
	ABPCI Direct Lending Fund ABS II LLC
6,978,000	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	6,482,248
	ABPCI Direct Lending Fund LP
1,117,371	Series 2020-1A, Class A, 3.199%, 12/20/2030(a)	1,066,917
1,670,000	Series 2022-2A, Class A1, 7.419% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	1,635,354
	American Tower Trust
8,058,000	5.490%, 3/15/2028(a)	8,102,206
	Brazos Securitization LLC
750,413	5.014%, 9/1/2031(a)	746,735
	CARS-DB4 LP
291,006	Series 2020-1A, Class A1, 2.690%, 2/15/2050(a)	282,873
	Cleco Securitization LLC
1,607,713	4.016%, 3/1/2031	1,539,385
	Cologix Data Centers US Issuer LLC
4,273,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	3,831,217
3,235,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	2,879,148
	Consumers 2023 Securitization Funding LLC
2,542,000	5.210%, 9/1/2031	2,554,710
	DataBank Issuer
1,400,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	1,270,395
1,500,000	Series 2021-1A, Class C, 4.430%, 2/27/2051(a)	1,240,917
	Diamond Infrastructure Funding LLC
512,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	458,224
	Diamond Issuer
1,718,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,442,909
	DTE Electric Securitization Funding LLC
3,199,000	5.970%, 3/1/2033	3,298,969
	Elm Trust
2,302,777	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	2,202,279
421,387	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	395,167
164,640	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	156,665
604,099	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	562,541
	FCI Funding LLC
49,983	Series 2021-1A, Class A, 1.130%, 4/15/2033(a)	49,502
	Golub Capital Partners ABS Funding Ltd.
868,774	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	819,347
1,866,945	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,748,434
5,697,000	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	4,899,335
	Golub Capital Partners Funding Ltd.
1,262,728	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	1,202,536

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$3,346,787	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	$3,169,514
4,896,000	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	4,516,545
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,123,556
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,344,272
	Kansas Gas Service Securitization LLC
5,724,973	5.486%, 8/1/2032	5,839,820
	MetroNet Infrastructure Issuer LLC
3,800,000	Series 2022-1A, Class A2, 6.350%, 10/20/2052(a)	3,817,585
	Monroe Capital ABS Funding Ltd.
2,580,843	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	2,505,661
885,861	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	863,751
	Monroe Capital Income Plus ABS Funding LLC
3,700,000	Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	3,368,077
	Oklahoma Development Finance Authority
2,176,211	4.135%, 12/1/2033	2,093,889
774,249	4.285%, 2/1/2034	753,813
1,847,940	3.877%, 5/1/2037	1,776,444
	Oportun Issuance Trust
1,020,000	Series 2021-B, Class A, 1.470%, 5/8/2031(a)	970,360
4,976,000	Series 2021-C, Class A, 2.180%, 10/8/2031(a)	4,695,905
	PFS Financing Corp.
6,716,000	Series 2022-A, Class A, 2.470%, 2/15/2027(a)	6,537,062
1,380,000	Series 2022-A, Class B, 2.770%, 2/15/2027(a)	1,341,110
5,700,000	Series 2022-C, Class A, 3.890%, 5/15/2027(a)	5,602,211
879,000	Series 2022-C, Class B, 4.390%, 5/15/2027(a)	862,039
5,205,000	Series 2022-D, Class A, 4.270%, 8/15/2027(a)	5,125,978
	PG&E Recovery Funding LLC
3,930,216	5.045%, 7/15/2032	3,903,019
	PG&E Wildfire Recovery Funding LLC
3,681,790	4.022%, 6/1/2031	3,606,521
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,239,118
1,767,000	2.328%, 1/15/2028(a)	1,575,691
1,049,000	6.599%, 1/15/2028(a)	1,071,622
	SpringCastle America Funding LLC
944,380	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	864,126
	Texas Natural Gas Securitization Finance Corp.
794,000	5.102%, 4/1/2035	799,964
	TVEST LLC
42,732	Series 2020-A, Class A, 4.500%, 7/15/2032(a)	42,576
	Vantage Data Centers Issuer LLC
1,344,000	Series 2020-1A, Class A2, 1.645%, 9/15/2045(a)	1,258,300

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	VCP RRL ABS I Ltd.
$1,547,775	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	$1,457,047
2,441,396	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	2,248,125
3,790,038	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	3,411,140
	Virginia Power Fuel Securitization LLC
5,538,000	4.877%, 5/1/2031	5,516,075
	WEPCo Environmental Trust Finance LLC
931,924	Series 2021-1, Class A, 1.578%, 12/15/2035	797,886
		135,652,533
	TOTAL ASSET-BACKED SECURITIES
	(Cost $453,400,524)	448,982,614
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.7%
	AGENCY — 9.6%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	748,894
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,084,420
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	2,927,593
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,649,769
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	364,061
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,141,984
2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,618,139
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,154,187
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	4,844,934
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,717,957
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,062,140
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,798,086
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,078,271
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,740,413
560,000	Series K093, Class A2, 2.982%, 5/25/2029	518,697
9,192,000	Series K095, Class A2, 2.785%, 6/25/2029	8,422,929
8,032,000	Series K094, Class A2, 2.903%, 6/25/2029	7,440,418
4,234,000	Series K097, Class A2, 2.508%, 7/25/2029	3,837,793
10,423,000	Series K096, Class A2, 2.519%, 7/25/2029	9,404,262
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	3,889,130
614,000	Series K107, Class A2, 1.639%, 1/25/2030	525,983
	Freddie Mac Multifamily Structured Pass-Through Certificates
509,000	Series K088, Class A2, 3.690%, 1/25/2029	486,655
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	4,859,517
269,000	Series K092, Class A2, 3.298%, 4/25/2029	252,713
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,440,269
150,000	Series K105, Class A2, 1.872%, 1/25/2030	130,002
150,000	Series K104, Class A2, 2.253%, 1/25/2030	132,994

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$740,000	Series K108, Class A2, 1.517%, 3/25/2030	$626,573
7,921,000	Series K751, Class A2, 4.412%, 3/25/2030	7,839,938
1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	1,616,234
823,000	Series K114, Class A2, 1.366%, 6/25/2030	680,551
6,431,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	6,548,115
		105,583,621
	AGENCY STRIPPED — 0.1%
	Government National Mortgage Association
1,303,451	Series 2015-19, Class IO, 0.294%, 1/16/2057(b)	18,473
1,227,623	Series 2015-7, Class IO, 0.454%, 1/16/2057(b)	23,674
2,117,635	Series 2020-43, Class IO, 1.261%, 11/16/2061(b)	156,319
2,745,188	Series 2020-71, Class IO, 1.102%, 1/16/2062(b)	186,113
5,141,920	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	304,195
3,405,797	Series 2020-42, Class IO, 0.937%, 3/16/2062(b)	207,333
		896,107
	NON-AGENCY — 6.0%
	A10 Bridge Asset Financing LLC
987,878	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	944,704
	ACRES Commercial Realty Ltd.
2,186,468	Series 2021-FL1, Class A, 6.640% (1-Month Term SOFR+131.448 basis points), 6/15/2036(a),(b)	2,171,054
763,686	Series 2021-FL2, Class A, 6.840% (1-Month Term SOFR+151.448 basis points), 1/15/2037(a),(b)	759,753
	Arbor Multifamily Mortgage Securities Trust
6,960,000	Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,145,823
	Arbor Realty Commercial Real Estate Notes Ltd.
3,148,000	Series 2021-FL4, Class A, 6.790% (1-Month Term SOFR+146.448 basis points), 11/15/2036(a),(b)	3,124,419
3,442,000	Series 2022-FL1, Class A, 6.769% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	3,415,112
2,524,000	Series 2022-FL2, Class A, 7.175% (1-Month Term SOFR+185 basis points), 5/15/2037(a),(b)	2,518,480
	BBCMS Trust
679,654	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	637,642
	BX Commercial Mortgage Trust
1,410,000	Series 2021-VOLT, Class E, 7.440% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	1,389,734
2,319,000	Series 2021-VOLT, Class F, 7.840% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	2,334,940
	BX Trust
5,125,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	4,566,859

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	BXMT Ltd.
$2,791,298	Series 2021-FL4, Class A, 6.490% (1-Month Term SOFR+116.448 basis points), 5/15/2038(a),(b)	$2,658,715
	Greystone CRE Notes Ltd.
3,000,000	Series 2021-FL3, Class A, 6.460% (1-Month Term SOFR+113.448 basis points), 7/15/2039(a),(b)	2,965,402
	Hawaii Hotel Trust
1,384,000	Series 2019-MAUI, Class C, 7.023% (1-Month Term SOFR+169.701 basis points), 5/15/2038(a),(b)	1,373,643
	HERA Commercial Mortgage Ltd.
2,095,258	Series 2021-FL1, Class A, 6.491% (1-Month Term SOFR+116.448 basis points), 2/18/2038(a),(b)	2,060,753
	Independence Plaza Trust
819,000	Series 2018-INDP, Class A, 3.763%, 7/10/2035(a)	783,926
	JPMBB Commercial Mortgage Securities Trust
163,146	Series 2015-C30, Class ASB, 3.559%, 7/15/2048	160,731
519,825	Series 2015-C31, Class A3, 3.801%, 8/15/2048	502,429
	KREF Ltd.
834,000	Series 2021-FL2, Class A, 6.510% (1-Month Term SOFR+118.448 basis points), 2/15/2039(a),(b)	814,203
	Manhattan West Mortgage Trust
4,991,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,442,143
	MF1 Ltd.
260,413	Series 2020-FL4, Class A, 7.140% (1-Month Term SOFR+181.448 basis points), 11/15/2035(a),(b)	260,575
2,592,719	Series 2021-FL7, Class A, 6.521% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	2,576,531
	Progress Residential Trust
2,887,000	Series 2023-SFR2, Class A, 4.500%, 10/17/2028(a)	2,812,801
1,428,833	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	1,261,343
1,264,685	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	1,093,630
725,507	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	632,187
4,461,518	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,966,395
	SLG Office Trust
5,585,000	Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	4,620,930
	STWD Ltd.
1,304,249	Series 2021-FL2, Class A, 6.641% (1-Month Term SOFR+131.448 basis points), 4/18/2038(a),(b)	1,283,376
	TRTX Issuer Ltd.
2,356,000	Series 2022-FL5, Class A, 6.969% (30-Day SOFR Average+165 basis points), 2/15/2039(a),(b)	2,339,382

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	VMC Finance LLC
$654,795	Series 2021-HT1, Class A, 7.091% (1-Month Term SOFR+176.448 basis points), 1/18/2037(a),(b)	$646,679
		65,264,294
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $171,009,033)	171,744,022
	CONVERTIBLE BONDS — 0.3%
	Upwork, Inc.
3,400,000	0.250%, 8/15/2026	2,964,460
	TOTAL CONVERTIBLE BONDS
	(Cost $2,833,320)	2,964,460
	CORPORATE BANK DEBT — 1.8%
	Axiom Global, Inc.
3,031,833	10.179% (1-Month Term SOFR+485 basis points), 10/1/2026(b),(d),(e)	2,933,041
	Azalea Topco, Inc.
2,044,641	8.942% (3-Month Term SOFR+361.4 basis points), 7/25/2026(b),(d),(e)	2,027,995
1,925,700	9.177% (1-Month Term SOFR+385 basis points), 7/25/2026(b),(d),(e)	1,916,047
	Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan
89,719	10.180% (1-Month Term SOFR+485 basis points), 11/12/2027(b),(c),(d),(e)	85,878
	Capstone Acquisition Holdings, Inc. 2020 Term Loan
1,761,859	10.180% (1-Month Term SOFR+485 basis points), 11/12/2027(b),(c),(d),(e)	1,686,430
	Farfetch U.S. Holdings, Inc.
4,488,491	11.666% (3-Month Term SOFR+625 basis points), 10/20/2027(b),(d),(e)	4,128,472
	Frontier Communications Holdings LLC
1,093,190	9.195% (1-Month Term SOFR+386.4 basis points), 10/8/2027(b),(d),(e)	1,085,879
	JC Penney Corp., Inc.
471,014	9.500% (1-Month USD Libor+425 basis points), 6/23/2025*,(b),(d),(e),(f)	47
	Lealand Finance Company B.V. Senior Exit LC
405,491	5.250%, 6/30/2027(b),(c),(d),(e),(g),(h)	(145,977)
	McDermott Tanks Secured LC
218,452	10.250%, 12/31/2026(b),(c),(d),(e),(g),(h)	(34,952)
	McDermott Technology Americas, Inc.
12,921	6.443% (1-Month Term SOFR+111.4 basis points), 12/31/2027(d),(e),(i),(j)	5,039
	Polaris Newco, LLC Term Loan B
2,636,633	9.313% (3-Month Term SOFR+400 basis points), 6/5/2028(b),(d),(e)	2,607,450
	WH Borrower LLC, Term Loan B
2,783,422	10.903% (3-Month Term SOFR+550 basis points), 2/15/2027(b),(d),(e)	2,772,958
	Windstream Services LLC
817,718	11.680% (1-Month Term SOFR+635 basis points), 9/21/2027(b),(d),(e)	795,851
	TOTAL CORPORATE BANK DEBT
	(Cost $20,012,833)	19,864,158

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 6.9%
	COMMUNICATIONS — 0.9%
	CCO Holdings LLC / CCO Holdings Capital Corp.
$2,633,000	6.375%, 9/1/2029(a)	$2,494,767
	Consolidated Communications, Inc.
1,119,000	6.500%, 10/1/2028(a)	976,328
	DISH Network Corp.
2,000,000	11.750%, 11/15/2027(a)	2,035,000
	Frontier Communications Holdings LLC
3,066,000	5.875%, 10/15/2027(a)	2,959,648
1,636,000	6.000%, 1/15/2030(a)	1,386,510
		9,852,253
	CONSUMER DISCRETIONARY — 1.2%
	Air Canada Pass-Through Trust
1,805,339	Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,633,832
	Amazon.com, Inc.
1,834,000	1.650%, 5/12/2028	1,635,059
	Cimpress PLC
8,557,000	7.000%, 6/15/2026	8,563,846
	VT Topco, Inc. 8.500%,
979,000	8/15/2030(a)	1,030,397
		12,863,134
	FINANCIALS — 3.9%
	Apollo Debt Solutions BDC Senior Notes
3,644,000	8.620%, 9/28/2028(c),(d)	3,644,000
	Ares Capital Corp.
4,700,000	2.875%, 6/15/2028	4,185,956
	Blackstone Private Credit Fund
4,500,000	4.000%, 1/15/2029	4,122,453
	Blue Owl Credit Income Corp.
5,122,000	7.750%, 9/16/2027	5,240,604
5,727,000	7.950%, 6/13/2028(a)	5,921,890
	Golub Capital BDC, Inc.
1,487,000	3.375%, 4/15/2024	1,486,940
	HPS Corporate Lending Fund
2,981,000	6.750%, 1/30/2029(a)	2,972,287
	Midcap Financial Issuer Trust
10,563,000	6.500%, 5/1/2028(a)	9,711,305
	Oaktree Strategic Credit Fund
4,032,000	8.400%, 11/14/2028(a)	4,272,529
	OCREDIT BDC Senior Notes
1,557,000	7.770%, 3/7/2029(c),(d)	1,557,000
		43,114,964

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 0.4%
	Heartland Dental LLC/Heartland Dental Finance Corp.
$4,410,000	10.331% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(b),(d)	$4,674,600
	TECHNOLOGY — 0.5%
	Hlend Senior Notes
5,000,000	8.170%, 3/15/2028(c),(d)	5,000,000
	TOTAL CORPORATE BONDS
	(Cost $73,833,322)	75,504,951
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 15.6%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
66,705	Series 2012-144, Class PD, 3.500%, 4/25/2042	64,019
	Freddie Mac REMICS
152,644	Series 4162, Class P, 3.000%, 2/15/2033	145,738
		209,757

	AGENCY POOL ADJUSTABLE RATE — 1.8%
	Fannie Mae Pool
343,069	1.726% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	297,901
3,145,125	1.970% (30-Day SOFR Average+207.5 basis points), 8/1/2051(b)	2,777,800
247,446	1.609% (30-Day SOFR Average+209.5 basis points), 9/1/2051(b)	213,538
2,799,065	1.892% (30-Day SOFR Average+233 basis points), 4/1/2052(b)	2,432,771
	Freddie Mac Non Gold Pool
1,075,127	1.687% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	926,734
1,542,254	2.568% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,376,154
966,350	2.546% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	865,866
9,879,815	2.154% (30-Day SOFR Average+217.6 basis points), 7/1/2052(b)	8,637,204
1,354,633	3.404% (30-Day SOFR Average+221.8 basis points), 11/1/2052(b)	1,251,163
1,425,711	2.160% (30-Day SOFR Average+217.7 basis points), 5/1/2053(b)	1,258,033
		20,037,164

	AGENCY POOL FIXED RATE — 9.5%
	Fannie Mae Pool
8,671,190	1.500%, 12/1/2035	7,560,794
1,076,498	1.500%, 3/1/2036	935,955
2,113,543	1.000%, 4/1/2036	1,768,544
695,610	1.500%, 4/1/2036	604,794
1,135,247	1.500%, 4/1/2036	987,034
12,485,969	1.500%, 8/1/2036	10,855,853
899,060	1.500%, 8/1/2036	780,277
1,535,370	1.500%, 9/1/2036	1,332,519
3,777,706	1.500%, 10/1/2036	3,270,338
12,168,861	1.000%, 12/1/2036	10,108,780
20,057,597	1.000%, 3/1/2037	16,662,023

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$784,558	2.000%, 11/1/2040	$661,037
1,821,062	2.500%, 5/1/2041	1,585,895
1,088,973	2.000%, 7/1/2041	913,441
7,226,575	1.500%, 10/1/2041	5,853,492
10,692,232	1.500%, 11/1/2041	8,660,658
2,588,449	2.000%, 8/1/2042	2,171,214
3,777,138	3.500%, 4/1/2044	3,463,244
	Freddie Mac Pool
11,599,346	1.500%, 11/1/2035	10,113,982
2,036,991	1.500%, 6/1/2036	1,762,138
731,785	1.000%, 7/1/2036	610,405
3,700,289	1.500%, 8/1/2036	3,211,413
2,772,323	1.500%, 10/1/2036	2,399,984
820,155	1.500%, 11/1/2036	713,079
4,657,311	2.000%, 5/1/2042	3,906,594
3,125,674	2.000%, 8/1/2042	2,615,006
		103,508,493

	AGENCY STRIPPED — 0.0%
	Fannie Mae Interest Strip
66,347	Series 284, Class 1, 0.000%, 7/25/2027(k)	61,089

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 4.3%
	GS Mortgage-Backed Securities Trust
1,679,802	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(b)	1,458,921
2,169,147	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	1,881,729
2,067,487	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(b)	1,832,952
	J.P. Morgan Mortgage Trust
1,954,525	Series 2021-13, Class A4, 2.500%, 4/25/2052(b)	1,701,100
452,879	Series 2022-3, Class A4A, 2.500%, 8/25/2052(b)	391,085
4,290,000	Series 2024-3, Class A4, 3.000%, 5/25/2054(b)	3,787,198
	PRET LLC
779,410	Series 2021-NPL6, Class A1, 2.487%, 7/25/2051(a),(l)	753,203
	Pretium Mortgage Credit Partners LLC
3,999,535	Series 2021-NPL5, Class A1, 2.487%, 10/25/2051(a),(l)	3,859,019
1,399,667	Series 2021-NPL2, Class A1, 1.992%, 6/27/2060(a),(l)	1,358,379
3,166,911	Series 2021-NPL4, Class A1, 2.363%, 10/27/2060(a),(l)	3,049,719
1,177,000	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(b)	1,108,157
	PRPM LLC
4,208,611	Series 2021-2, Class A1, 5.115%, 3/25/2026(a),(b)	4,134,536
1,983,928	Series 2021-9, Class A1, 2.363%, 10/25/2026(a),(l)	1,911,085
2,587,173	Series 2021-10, Class A1, 2.487%, 10/25/2026(a),(l)	2,495,894
2,041,254	Series 2021-11, Class A1, 2.487%, 11/25/2026(a),(l)	1,973,533

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
	Towd Point Mortgage Trust
$315,331	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	$304,205
34,516	Series 2018-5, Class A1A, 3.250%, 7/25/2058(a),(b)	33,398
4,656,791	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	4,350,757
708,961	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	623,724
1,875,990	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,758,701
	VCAT LLC
2,584,335	Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a),(l)	2,562,701
1,239,619	Series 2021-NPL2, Class A1, 5.115%, 3/27/2051(a),(l)	1,221,602
	VOLT LLC
2,948,683	Series 2021-NPL3, Class A1, 5.239%, 2/27/2051(a),(l)	2,896,673
720,114	Series 2021-NPL4, Class A1, 5.240%, 3/27/2051(a),(l)	705,066
699,199	Series 2021-NPL9, Class A1, 1.992%, 5/25/2051(a),(l)	681,676
		46,835,013
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $170,155,283)	170,651,516
	U.S. TREASURY NOTES & BONDS — 12.2%
	U.S. Treasury Note
80,031,000	4.000%, 1/31/2029	79,226,641
42,690,000	4.250%, 2/28/2029	42,758,167
10,896,000	4.625%, 9/30/2030	11,138,202
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $133,437,770)	133,123,010
	TOTAL BONDS & DEBENTURES
	(Cost $1,024,682,085)	1,022,834,731

Number of Shares
	COMMON STOCKS — 0.2%
	REAL ESTATE SERVICES — 0.1%
58,520	Copper Property CTL Pass Through Trust(d)	576,422
	SOFTWARE — 0.0%
11,258	Windstream Holdings, Inc.*,(c)	106,951
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.*,(c),(d)	1,505,840
	TOTAL COMMON STOCKS
	(Cost $1,928,416)	2,189,213
	SHORT-TERM INVESTMENTS — 6.4%
	MONEY MARKET INVESTMENTS — 1.0%
10,900,865	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.08%(m)	10,900,865

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	TREASURY BILLS — 5.4%
$59,196,999	U.S. Treasury Bill, 2.64%, 4/4/2024(n)	$59,171,249
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $70,072,114)	70,072,114

	TOTAL INVESTMENTS — 100.2%
	(Cost $1,096,682,615)	1,095,096,058

	Liabilities in Excess of Other Assets — (0.2)%	(1,954,348)
	TOTAL NET ASSETS — 100.0%	$1,093,141,710

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $469,037,355, which represents 42.91% of Net Assets.
(b)	Variable or floating rate security.
(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.34% of Net Assets. The total value of these securities is $14,685,045.
(d)	Restricted securities. These restricted securities constituted 3.49% of total net assets at March 31, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	Security is in default.
(g)	As of March 31, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At March 31, 2024, unfunded commitments totaled $623,943.
(h)	All or a portion of the loan is unfunded.
(i)	Floating rate security.
(j)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(k)	Zero-coupon bond.
(l)	Step rate security.
(m)	The rate is the annualized seven-day yield at period end.
(n)	Treasury bill discount rate.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	$3,644,000	$3,644,000	0.33%
Axiom Global, Inc., 10.179% (1-Month USD Libor+485 basis points), 10/1/2026	11/18/2021	3,011,149	2,933,041	0.27%
Azalea Topco, Inc., 8.942% (3-Month Term SOFR+361.4 basis points), 7/25/2026	9/20/2021	2,035,676	2,027,995	0.19%
Azalea Topco, Inc., 9.177% (1-Month Term SOFR+385 basis points), 7/25/2026	2/17/2022	1,889,448	1,916,047	0.17%
BTC Offshore Holdings Fund, 8.229%, 10/20/2029	10/25/2021	1,279,875	1,279,875	0.12%
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 10.180% (1-Month Term SOFR+485 basis points), 11/12/2027	11/12/2020	89,440	85,878	0.01%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 10.180% (1-Month Term SOFR+485 basis points), 11/12/2027	11/12/2020	1,752,246	1,686,430	0.15%
Copper Property CTL Pass Through Trust	1/17/2019	939,850	576,422	0.05%
Farfetch U.S. Holdings, Inc., 11.666% (3-Month Term SOFR+625 basis points), 10/20/2027	9/28/2022	4,187,270	4,128,472	0.38%
Frontier Communications Holdings LLC, 9.195% (1-Month Term SOFR+386.4 basis points), 10/8/2027	4/9/2021	1,085,588	1,085,879	0.10%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.331% (1-Month Term SOFR+500 basis points), 4/30/2028	5/5/2023	4,362,573	4,674,600	0.43%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	5,000,000	5,000,000	0.46%
JC Penney Corp., Inc., 9.500% (3-Month USD Libor+425 basis points), 6/23/2025	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	2/28/2020	(921)	(145,977)	-0.01%
McDermott Tanks Secured LC, 10.250%, 12/31/2026	2/28/2020	(493)	(34,952)	0.00%
McDermott Technology Americas, Inc., 6.443% (1-Month Term SOFR+111.4 basis points), 12/31/2027	3/25/2024	5,039	5,039	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/7/2029	2/22/2024	1,557,000	1,557,000	0.14%
PHI Group, Inc.	8/19/2019	615,785	1,505,840	0.14%
Polaris Newco, LLC Term Loan B, 9.313% (3-Month Term SOFR+400 basis points), 6/5/2028	6/3/2021	2,620,998	2,607,450	0.24%
WH Borrower LLC, Term Loan B, 10.903% (1-Month Term SOFR+550 basis points), 2/15/2027	2/9/2022	2,597,910	2,772,958	0.25%
Windstream Services LLC, 11.680% (1-Month Term SOFR+635 basis points), 9/21/2027	8/11/2020	739,482	795,851	0.07%
		$37,411,916	$38,101,895	3.49%